PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
PROJECT ASSETS [Abstract]
Completed	¥ 32,555,207		¥ 30,188,445
Under construction	117,129,231		31,935,354
Less: Accumulated depreciation	(9,428,260)		(7,060,303)
Project Assets, net	¥ 140,256,178	$ 20,688,888	¥ 55,063,496